RIGHT-OF-USE (“ROU”) ASSETS AND LEASE PAYABLE (Details Narrative) $ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Secured Floating Rate Bank Loans [Member]
Short-Term Debt [Line Items]
Operating Lease, Right-of-Use Asset	$ 609	$ 804	$ 676